                           AIG ALL AGES FUNDS, INC.


                        AIG CHILDREN'S WORLD FUND-2005
                             AIG RETIREE FUND-2003


                         Annual Report to Shareholders
                               November 30, 1997



 This report is not to be distributed unless preceded or accompanied by an AIG
        Children's World Fund-2005 or AIG Retiree Fund-2003 prospectus

                           AIG All Ages Funds, Inc.
                                 505 Carr Road
                             Wilmington, DE 19809
                                 800-862-3984

January 29, 1998

Dear Shareholder:

We are pleased to send you the 1997 Annual Report to Shareholders for the AIG All Ages Funds. The report provides you with valuable information about your Fund's performance and investments for the fiscal year ended November 30, 1997.

As you know, during the past year the shareholders of the AIG Children's World Fund-2005 and the AIG Retiree Fund-2003 were presented with a proposal to liquidate those Funds and dissolve AIG All Ages Funds, Inc. pursuant to a Plan of Liquidation and Dissolution (the "Plan"), which was described in a proxy statement sent to shareholders on November 12, 1997. At the shareholders meeting held on January 6, 1998, this proposal was approved by a majority of the outstanding shares of each Fund. In accordance with the Plan, a liquidating distribution to the shareholders of each Fund, consisting of all of that Fund's assets, was made on January 26, 1998.

The terms of the Plan included an amendment of the guarantee provided to each Fund by AIG Capital Management Corp., the Funds' investment manager (the "Manager"), to allow for the guarantee to apply to the liquidating distribution. Immediately prior to the liquidating distribution, the Manager made a payment to each Fund pursuant to these guarantees, in an amount sufficient to ensure that the proceeds received by all investors in the liquidating distribution were equal to at least their original investment in Fund shares held until the liquidation, including any front-end sales charges paid.

A notice explaining the liquidating distribution was included with the liquidation proceeds sent to shareholders. However, if you have any further questions, please speak with your financial representative, or our distributor's Investor Services Unit at 1-800-862-3984.

It has been our pleasure to serve you.

Sincerely,



AIG Capital Management Corp.

OUR INVESTMENT PROCESS

The investment process of the AIG Children's World Fund - 2005 (the "Children's Fund"), the AIG Retiree Fund - 2003 (the "Retiree Fund") (collectively the "Funds") and the First Global Equity Portfolio (the "Equity Portfolio"), a globally diversified equity fund in which each Fund invests a portion of its assets, is managed by the Investment Committee of AIG Capital Management Corp. (the "Advisor"), which consists of regional portfolio managers from around the world. This committee meets on a quarterly basis and conducts monthly conference calls to implement its global asset allocation process. The Investment Committee's analysis includes economic, political and market issues in the United States, Canada, Europe, Japan, Latin America, Southeast Asia and Australia. This analysis results in a ranking of several variables driving the relative performance of global markets. Factors examined include interest rates, earnings momentum, liquidity, net equity demand, valuations, political outlook, risks and forecasts.

PERFORMANCE REVIEW

In pursuit of its two investment objectives, each Fund invests a portion of its assets in U.S. Treasury zero coupon securities and invests the balance of its assets in the Equity Portfolio. Therefore, the investment results of the Fund are impacted significantly by changes in domestic interest rates as well as by market movements in the global equity markets in which the Equity Portfolio invests. At November 30, 1997, approximately 33% of the assets of the Children's Fund and approximately 25% of the assets of the Retiree Fund were invested in the Equity Portfolio.

For the fiscal year ended November 30, 1997, the total return was 1.52% and 0.69% for the Children's Fund and the Retiree Fund, respectively (assuming deduction of the maximum front-end sales charge). During this same period the Lehman Brothers Long Term Government/Corporate Bond Index appreciated 9.40% and global equities, as measured by the Morgan Stanley Capital International World Index, appreciated 12.99%.

Strong U.S. economic growth initially pushed long term interest rates upward during the first quarter of the Funds' fiscal year. However, supported by a steady stream of favorable news on inflation, rates started to decline during the second quarter and continued to do so throughout the year. As a result, the value of each Fund's holdings of Treasury securities increased, positively contributing to total return. The performance picture for global equity markets, however, differed dramatically by region. For the period as a whole, stock market gains were very strong in North America, Latin America and Europe, while the plunge in Asian stock markets and the sluggishness in Japan held back global-based total return substantially. The aggressive allocation of the Equity Portfolio to Latin American equity markets compensated for some of the underperformance generated from the relative underweighting of North America. Performance of the Equity Portfolio was also aided by an overweighting of Europe. However, the full benefit of this allocation was offset by a biased sector allocation to small manufacturing companies, which performed poorly in comparison to the financial sector, which led the region due to high merger activity. An overweighting of South East Asia had a significant negative impact on the Equity Portfolio's overall performance.

Growth of an assumed $10,000 investment in the AIG Children's World Fund - 2005 from 12/15/95 to 11/30/97 (Adjusted for deduction of maximum front-end sales charge)*

    [THE FOLLOWING CHART APPEARED IN THE PRINTED MATERIAL AS A LINE GRAPH]

              Lehman Brothers        Morgan Stanley              AIG
               Long Term                Capital               Children's
               Gov't/Corp.            International             World
               Bond Index              World Index            Fund - 2005
              ---------------        --------------           -----------

12/15/95        10,000                  10,000                   9,525
12/29/95        10,173                  10,131                   9,525
 1/31/96        10,176                  10,136                   9,535
 2/29/96         9,721                  10,380                   9,556
 3/29/96         9,557                  10,555                   9,577
 4/30/96         9,409                  10,805                   9,598
 5/31/96         9,370                  10,816                   9,535
 6/28/96         9,564                  10,873                   9,629
 7/31/96         9,570                  10,491                   9,546
 8/30/96         9,464                  10,613                   9,567
 9/30/96         9,729                  11,031                   9,848
10/31/96        10,104                  11,110                  10,066
11/29/96        10,428                  11,549                  10,410
12/31/96        10,187                  11,690                  10,233
 1/31/97        10,128                  11,826                  10,170
 2/28/97        10,155                  11,594                  10,170
 3/31/97         9,902                  11,975                   9,942
 4/30/97        10,122                  12,717                  10,139
 5/31/97        10,244                  13,353                  10,430
 6/30/97        10,443                  13,970                  10,669
 7/31/97        11,040                  13,037                  11,156
 8/31/97        10,747                  13,037                  10,731
 9/30/97        11,025                  13,748                  11,032
10/31/97        11,336                  13,026                  10,970
11/30/97        11,479                  13,259                  11,042



Growth of an assumed $10,000 investment in the AIG Retiree Fund - 2003 from 4/17/96 to 11/30/97 (Adjusted for deduction of maximum front-end sales charge)*

    [THE FOLLOWING CHART APPEARED IN THE PRINTED MATERIAL AS A LINE GRAPH]

              Lehman Brothers        Morgan Stanley
               Long Term                Capital                   AIG
               Gov't/Corp.            International             Retiree
               Bond Index              World Index            Fund - 2003
              ---------------        --------------           -----------

 4/17/96        10,000                  10,000                   9,525
 4/30/96         9,957                  10,309                   9,525
 5/31/96         9,916                  10,320                   9,483
 6/28/96        10,121                  10,374                   9,567
 7/31/96        10,128                  10,009                   9,535
 8/30/96        10,015                  10,126                   9,525
 9/30/96        10,295                  10,524                   9,775
10/31/96        10,692                  10,600                   9,993
11/29/96        11,035                  11,196                  10,254
12/31/96        10,781                  11,018                  10,087
 1/31/97        10,717                  11,152                  10,056
 2/28/97        10,746                  11,283                  10,066
 3/31/97        10,478                  11,062                   9,879
 4/30/97        10,711                  11,425                  10,056
 5/31/97        10,840                  12,133                  10,285
 6/30/97        11,051                  12,740                  10,483
 7/31/97        11,682                  13,328                  10,889
 8/31/97        11,372                  12,439                  10,566
 9/30/97        11,666                  13,117                  10,795
10/31/97        11,995                  12,428                  10,785
11/30/97        12,148                  12,650                  10,816

*The graphs on the previous page show the performance of a hypothetical investment of $10,000 in each Fund, made on the date the Fund commenced
operations, and held through November 30, 1997.   The performance of each Fund
presented in the graphs assumes the deduction of the maximum front-end sales charge at the time the investment in the Fund was made, assumes the reinvestment of dividends and distributions and reflects the effect of certain fee waivers and expense reimbursements. The graphs also show the performance of the Lehman Brothers Long Term Government/Corp. Bond Index and the Morgan Stanley Capital International World Index for the same periods. Note that indices have inherent performance advantages over any fund, as they do not have cash in their portfolio, incur no operating expenses and impose no sales charges. Indices are not available for direct investment. Past performance of a Fund is not predictive of future results. Investment return and principle value of an investment in a Fund will fluctuate and shares, when redeemed, may be worth more or less than their original cost.

The Lehman Brothers Long Term Government/Corporate Bond Index is an unmanaged index comprised of intermediate and long-term government and investment grade corporate debt securities. The Morgan Stanley Capital International World Index is a capitalization-weighted measure of global stock markets including the U.S., Canada, Europe, Australia and the Far East.

--------------------------------------------------------------------------------
                    Average Annual Compound Total Return *
--------------------------------------------------------------------------------

                                                                              Since      Inception
Periods Ended November 30, 1997                                   1 Year    Inception      Date
------------------------------                                    ------    ---------    ---------

AIG Children's World Fund - 2005                                  1.52%        5.57%     12/15/95
                                                                  -----        -----     --------

AIG Retiree Fund - 2003                                           0.69%        4.25%     4/17/96
                                                                  -----        -----     -------

* Assumes deduction of maximum front-end sales charge.

------------------------------------------------------------------------------
Top 10 holdings of First Global Equity Portfolio ("FGEP") at November 30, 1997
------------------------------------------------------------------------------

Holding                                         % of FGEP                Country
-------                                         ---------                -------
Veba AG                                           4.14                   Germany
Koninklijke Ahold NV                              3.49                   Netherlands
Royal Dutch Petroleum                             3.27                   Netherlands
Roche Holdings AG                                 3.13                   Switzerland
Pacific Gas and Electric                          3.08                   U.S.
General Electric Co.                              2.90                   U.S.
Computer Associates                               2.73                   U.S.
Volkswagon AG                                     2.73                   Germany
Allstate Corp.                                    2.62                   U.S.
Flowers Industries, Inc.                          2.61                   U.S.

                       AIG CHILDREN'S WORLD FUND - 2005

                            AIG RETIREE FUND - 2003

                     Financial Statements November 30, 19

                               Table of Contents





                                                              Page

         AIG Children's World Fund - 2005:
             Portfolio of Investments....................       1
             Statement of Assets and Liabilities.........       2
             Statement of Operations.....................       3
             Statements of Changes in Net Assets.........       4
             Financial Highlights........................       5
             Notes to the Financial Statements...........      6-10
             Report of Independent Accountants...........      11

         AIG Retiree Fund - 2003:
             Portfolio of Investments....................      12
             Statement of Assets and Liabilities.........      13
             Statement of Operations.....................      14
             Statements of Changes in Net Assets.........      15
             Financial Highlights........................      16
             Notes to the Financial Statements...........     17-21
             Report of Independent Accountants...........      22

         First Global Equity Portfolio:
             Portfolio of Investments....................     23-25
             Statement of Assets and Liabilities.........      26
             Statement of Operations.....................      27
             Statements  of Changes in Net Assets........      28
             Financial Highlights........................      29
             Notes to the Financial Statements...........     30-34
             Report of Independent Accountants...........      35

AIG CHILDREN'S WORLD FUND - 2005

-------------------------------------------------------------------------------

Portfolio of Investments
November 30, 1997

-------------------------------------------------------------------------------

      PRINCIPAL                                                             MATURITY                           VALUE
       AMOUNT                             DESCRIPTION                         DATE           YIELD *         (NOTE 2A)
     ------------                    ----------------------               --------------   ------------    ---------------

                      US TREASURY BONDS - 67.2%

   $   1,260,000      US  Zero Coupon Bond................................  11/15/05          6.76%      $        790,902
         300,000      US  Zero Coupon Bond................................  11/15/05          7.00%               188,310
         200,000      US  Zero Coupon Bond................................  11/15/05          6.97%               125,540
         200,000      US  Zero Coupon Bond................................  11/15/05          6.97%               125,540
         200,000      US  Zero Coupon Bond................................  11/15/05          7.13%               125,540
         100,000      US  Zero Coupon Bond................................  11/15/05          6.39%                62,770
         100,000      US  Zero Coupon Bond................................  11/15/05          6.16%                62,770
         100,000      US  Zero Coupon Bond................................  11/15/05          6.24%                62,770
         100,000      US  Zero Coupon Bond................................  11/15/05          6.33%                62,770
         100,000      US  Zero Coupon Bond................................  11/15/05          6.60%                62,770
         100,000      US  Zero Coupon Bond................................  11/15/05          6.65%                62,770
         100,000      US  Zero Coupon Bond................................  11/15/05          6.10%                62,770
         100,000      US  Zero Coupon Bond................................  11/15/05          6.75%                62,770
         100,000      US  Zero Coupon Bond................................  11/15/05          6.91%                62,770
         100,000      US  Zero Coupon Bond................................  11/15/05          6.97%                62,770
         100,000      US  Zero Coupon Bond................................  11/15/05          6.67%                62,770
          60,000      US  Zero Coupon Bond................................  11/15/05          6.39%                37,662
          60,000      US  Zero Coupon Bond................................  11/15/05          6.37%                37,662
          50,000      US  Zero Coupon Bond................................  11/15/05          6.00%                31,385
          50,000      US  Zero Coupon Bond................................  11/15/05          6.26%                31,385
          50,000      US  Zero Coupon Bond................................  11/15/05          6.22%                31,385
          50,000      US  Zero Coupon Bond................................  11/15/05          6.22%                31,385
          50,000      US  Zero Coupon Bond................................  11/15/05          6.00%                31,385
          50,000      US  Zero Coupon Bond................................  11/15/05          6.51%                31,385
          50,000      US  Zero Coupon Bond................................  11/15/05          6.86%                31,385
          50,000      US  Zero Coupon Bond................................  11/15/05          6.48%                31,385
          50,000      US  Zero Coupon Bond................................  11/15/05          6.60%                31,385
          50,000      US  Zero Coupon Bond................................  11/15/05          6.37%                31,385
                                                                                                           ---------------

                      TOTAL INVESTMENTS (COST $2,295.789***) 67.2%......................................        2,435,476
                                                                                                           ---------------

                      Other Assets in Excess of Liabilities** - 32.8%...................................        1,186,555
                                                                                                           ---------------
                      NET ASSETS - 100%................................................................. $      3,622,031
                                                                                                           ===============




     *     Effective yield at time of purchase.
     **    Includes assets in First Global Equity Portfolio.
     *** For federal income tax purposes, cost is substantially the same as for financial reporting purposes with unrealized appreciation of $139,687.

               See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

--------------------------------------------------------------------------------

Statement of Assets and Liabilities
November 30, 1997

--------------------------------------------------------------------------------

ASSETS:
    Investment in securities at value (Cost $2,295,789)..............$   2,435,476
    Investment in Equity Portfolio at value..........................    1,201,964
    Cash.............................................................        7,977
                                                                      ------------
          Total Assets...............................................    3,645,417
                                                                      ------------
LIABILITIES:
    Accrued printing fees............................................        6,348
    Accrued audit fees...............................................        5,000
    Accrued directors fees ..........................................        3,750
    Due to Manager...................................................        3,059
    Accrued transfer agent fees......................................        2,502
    Accrued administration fees......................................          829
    Accrued shareholder services fees................................          694
    Accrued miscellaneous fees.......................................        1,204
                                                                      ------------
       Total Liabilities.............................................       23,386
                                                                      ------------

NET ASSETS...........................................................$   3,622,031
                                                                      ============

COMPOSITION OF NET ASSETS:
    Capital paid in..................................................$   3,172,257
    Undistributed net investment income..............................       97,692
    Undistributed net realized gain on investments
         and foreign currency transactions...........................      111,149
    Net unrealized appreciation on investments.......................      240,933
                                                                      ------------
NET ASSETS...........................................................$   3,622,031
                                                                      ============

Shares Outstanding...................................................      347,635
                                                                      ============

Net asset value and redemption price per share ($3,622,031 / 347,635 $       10.42
                                                                      ============
Maximum offering price per share (Net asset value plus sales
    charge - 4.75% of maximum offering price)........................$       10.94
                                                                      ============

              See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

-------------------------------------------------------------------------------

Statement of Operations
For the year ended November 30, 1997

-------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest...........................................................................................  $      163,947
    Net Investment Loss Allocated from the Equity Portfolio............................................         (15,534)
                                                                                                           -------------
                                                                                                                148,413
                                                                                                           -------------

EXPENSES:
    Organization expense...............................................................  $       56,399
    Transfer agent expense.............................................................          47,410
    Administration expense.............................................................          38,683
    Distribution expense...............................................................          16,604
    Legal expense......................................................................          15,072
    Directors fees ....................................................................          15,000
    Registration expense...............................................................          14,411
    Insurance expense..................................................................          13,037
    Printing expense...................................................................          10,000
    Audit expense......................................................................           8,750
    Investment advisory expense........................................................           5,069
    Custodian expense..................................................................             393
    Shareholder communication expense..................................................             247
    Miscellaneous expenses.............................................................           4,511
                                                                                           -------------

         Total expenses before reductions..............................................         245,586
                                                                                           -------------

    Less: Expense reimbursements by Manager............................................        (165,224)
    Less: Fees waived by Administrator.................................................         (18,000)
    Less: Fees waived by Transfer Agent................................................         (16,500)
    Less: Advisory fee waived by Manager...............................................          (5,069)
                                                                                           -------------

         Total fee waivers and expense reimbursements by the Manager and
          Administrator................................................................        (204,793)
                                                                                           -------------

    Net expenses........................................................................................         40,793
                                                                                                           -------------

            Net Investment Income.......................................................................        107,620
                                                                                                           -------------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain on investments and foreign currency transactions
     from the Equity Portfolio..........................................................................         90,032
    Net realized gain on investments from the Fund......................................................         18,085
    Net change in unrealized appreciation on investments and foreign
     currency transactions from the Equity Portfolio....................................................         13,554
    Net change in unrealized appreciation on investments from the Fund..................................         19,302
                                                                                                           -------------
            Net realized and unrealized gain on investments
                   and foreign currency transactions....................................................        140,973
                                                                                                           -------------

                    Net Increase in Net Assets Resulting from Operations...............................  $      248,593
                                                                                                           =============

               See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

-------------------------------------------------------------------------------

Statements of Changes in Net Assets

-------------------------------------------------------------------------------

                                                                                           For the year             Period from
                                                                                              ended            December 15, 1995* to
                                                                                        November 30, 1997        November 30, 1996
                                                                                      --------------------   -----------------------
OPERATIONS:
    Net investment income...........................................................  $            107,620   $                47,007
    Net realized gain on investments and foreign currency transactions
         from the Equity Portfolio..................................................                90,032                    32,186
    Net realized gain on investments from the Fund..................................                18,085                       ---
    Net change in unrealized appreciation on investments and foreign
         currency transactions from the Equity Portfolio............................                13,554                    87,692
    Net change in unrealized appreciation on
           investments from the Fund................................................                19,302                   120,385
                                                                                        -------------------    ---------------------
          Net Increase in Net Assets Resulting From Operations......................               248,593                   287,270

                                                                                        -------------------    ---------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income............................................               (50,871)                      ---
    Distributions from net realized gain............................................               (35,218)                      ---
                                                                                        -------------------    ---------------------
         Total dividends and distributions to shareholders..........................               (86,089)                      ---
                                                                                        -------------------    ---------------------

FUND SHARE TRANSACTIONS:
    Net proceeds from shares subscribed.............................................               680,709                 3,623,996
    Net proceeds from dividends reinvested..........................................                51,658                       ---
    Cost of shares redeemed.........................................................            (1,159,638)                (124,468)
                                                                                        -------------------    ---------------------
          Net (Decrease) Increase in Net Assets Resulting from Fund Share Transactions            (427,271)                3,499,528
                                                                                        -------------------    ---------------------

                 Total (Decrease) Increase in Net Assets............................              (264,767)                3,786,798

Net assets at the beginning of the period...........................................             3,886,798                   100,000
                                                                                        -------------------    ---------------------

NET ASSETS at the end of the period (including undistributed.
    net investment income of $97,692 and $44,599 in 1997 and 1996, respectively)....  $          3,622,031   $             3,886,798
                                                                                        ===================    =====================

-----------------

*Commencement of Operations.

               See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005

-------------------------------------------------------------------------------

Financial Highlights

-------------------------------------------------------------------------------

                                                                          For the year                      Period from
                                                                              ended                     December 15, 1995* to
                                                                        November 30, 1997                November 30, 1996
                                                                       --------------------             ---------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period...............................  $                  10.00         $                    9.15
                                                                         --------------------             ---------------------
Income from investment operations:
    Net investment income..........................................                      0.28                              0.12
    Net realized and unrealized gain on investments ...............                      0.36                              0.73
                                                                         --------------------             ---------------------
           Total income from investment operations.................                      0.64                              0.85
                                                                         --------------------             ---------------------

Dividends and distributions to shareholders:
    Dividends from net investment income...........................                     (0.13)                           ---
    Distributions from net realized gain...........................                     (0.09)                           ---
                                                                         --------------------             ---------------------
           Total dividends and distributions to shareholders.......                     (0.22)                           ---
                                                                         --------------------             ---------------------

Net asset value, end of period.....................................  $                  10.42         $                   10.00
                                                                         ====================             =====================

TOTAL RETURN (a)...................................................                     6.60%                             9.29%

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period (000's)..................................  $                  3,622         $                   3,887

Ratio of expenses to average net assets ...........................                    11.51%                            28.05% (b)
Ratio of expenses to average net assets (net of fee waivers and
expense reimbursements)                                                                 2.00%                             2.00% (b)

Ratio of net investment loss to average net assets ................                    (8.88%)                          (23.53% (b)
Ratio of net investment income to average net assets (net of fee
waivers and expense reimbursements)                                                     0.63%                             2.52% (b)

Portfolio turnover rate ...........................................                     9.12%                             0.00%

--------------

*Commencement of Operations.
(a) Calculated without deduction of sales charges.
(b) Annualized.

               See Accompanying Notes to the Financial Statements.

AIG CHILDREN'S WORLD FUND - 2005
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 1 - ORGANIZATION

AIG All Ages Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Company was incorporated in Maryland on April 4, 1995 and commenced operations on December 15, 1995. At November 30, 1997, the Company operated as a series company comprising two funds. The accompanying financial statements and notes are those of the AIG Children's World Fund - 2005 (the "Fund") only.

Shares of the Fund were offered to investors only through September 30, 1997 (the"Offering Period") and since that date, the Fund has been closed to new investments other than reinvestments of distributions.

The Fund has two investment objectives. The first objective is to provide a guaranteed return, on or after November 15, 2005 (the "Maturity Date"), of the full amount originally invested (including any sales charges paid) by each shareholder who has reinvested all dividends and distributions, which the Fund pursues through investment of a portion of its assets in U.S. Treasury zero coupon securities, combined with further assurance from a guarantee by AIG Capital Management Corp., the Fund's investment adviser (the "Manager"). The Manager's obligations under its guarantee are backed by its parent, American International Group, Inc. ("AIG").

The Fund's second objective is to achieve total return on capital through both capital growth (realized and unrealized) and income, by investing the balance of its assets in the First Global Equity Portfolio (the "Equity Portfolio"), an open-end management investment company that invests in a globally diversified portfolio of equity securities. The Fund and the Equity Portfolio constitute a two-tier master-feeder structure. The value of the Fund's investment in the Equity Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest of 52.47% in the net assets of the Equity Portfolio at November 30, 1997. The financial statements of the Equity Portfolio, including its portfolio of investments, are included within this report and should be read in conjunction with the Fund's financial statements.

AIG CHILDREN'S WORLD FUND - 2005
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a)  SECURITY VALUATIONS:

U.S. Treasury zero coupon securities are valued at the last reported bid price. During the Offering Period, they had been valued at the average of the last reported bid and ask prices. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates market value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis. The valuation of the Fund's investment in the Equity Portfolio is discussed in Note 2a of the Equity Portfolio's financial statements.

b)  INVESTMENT INCOME AND SECURITY TRANSACTIONS:

Security transactions of the Fund are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium on U.S. Treasury zero coupon securities, is accrued daily. The Fund records its pro-rata share of investment income, expenses and realized and unrealized gains and losses recorded by the Equity Portfolio on a daily basis. Expenses common to all funds within the Company are allocated among the funds on the basis of average net assets.

c)  DIVIDENDS AND DISTRIBUTIONS:

The Fund declares and pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, therefore, the Fund may periodically make re-classifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains distributions. On November 30, 1997, the Fund decreased undistributed net investment income by $3,657 and increased undistributed net realized capital gain on investments and foreign currency transactions by $3,657. These differences are due to the reclassification of realized losses on foreign currency contracts to ordinary income.

AIG CHILDREN'S WORLD FUND - 2005
___________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 2 - CONTINUED

d)  FEDERAL INCOME TAXES:

The Fund has elected to be taxed as a regulated investment company and intends to comply with the requirements of the Internal Revenue Code and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required.

e)  ORGANIZATION EXPENSES:

Expenses of $70,500 incurred in connection with the organization of the Fund were being amortized on a straight line basis over a five year period beginning December 15, 1995. Due to the decision to liquidate the Fund, all remaining organizational costs were expensed in 1997. The unamortized balance of $43,985 has been reimbursed by the Manager due to the plan to liquidate the Fund, as discussed in note 6 below. The total organisation expense for the year ended November 30, 1997 was $56,399.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Fund and the Equity Portfolio in conformity with the stated objectives and policies of the Fund and the Equity Portfolio. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund (other than its interest in the Equity Portfolio) and 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee and/or reimburse the Fund's expenses to the extent that total Fund operating expenses exceed 2.00% of average daily net assets until at least March 31, 1998. For the year ended November 30, 1997, the Manager waived its entire fee as adviser and reimbursed the Fund in the aggregate amount of $170,293.

The Manager, an indirect wholly owned subsidiary of AIG, has entered into subadvisory agreements with AIG Global Investment Corp. ("AIG Global"), which is an indirect wholly owned subsidiary of AIG and is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreements, AIG Global provides investment advisory services to the Manager in respect of the management of the Fund's Treasury Securities and in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreements with AIG Global, the Manager pays AIG Global a fee which is calculated daily and paid monthly at an annual rate of 0.0825% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager.

AIG CHILDREN'S WORLD FUND - 2005
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 3 - CONTINUED

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), an indirect wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.0175% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.45% of the average daily net assets of the Equity Portfolio. These fees are funded from the management fee paid to the Manager. There have been no such fees paid through the year ended November 30, 1997.

Under the Shareholder Servicing Agreement, AIG Equity Sales Corp. (the "Distributor"), a wholly owned subsidiary of AIG, provides administrative services for the Fund's shareholders for which the Fund pays the Distributor a fee at the annual rate of up to 0.25% of average daily net assets. Under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund was authorized to pay the Distributor a distribution fee during the Offering Period only at the annualized rate of up to 0.50% of the average daily net assets of the Fund. The Plan terminated on the last day of the Offering Period.

PFPC International Ltd. serves as the Fund's administrator and accounting agent. For the year ended November 30, 1997, PFPC International Ltd. voluntarily waived an aggregate $42,923 of its fee which is inclusive of waiver amounts at the Equity Portfolio and Fund level. PFPC Inc. serves as the Fund's transfer agent and dividend disbursing agent. For the year ended November 30, 1997, PFPC Inc. voluntarily waived an aggregate $17,265 of its fee which is inclusive of waiver amounts at the Equity Portfolio and Fund level. PNC Bank, N.A. serves as custodian of the Fund's assets.

Certain directors and officers of the Company are also directors and/or officers of the Manager or Distributor. These directors and officers are paid no compensation by the Fund.

AIG CHILDREN'S WORLD FUND - 2005
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997

______________________________________________________________________________

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Company has authorized 100,000,000 shares of capital stock in the Fund with a par value of $0.001.

                                           December 1, 1996             December 15,1995*
                                         to November 30, 1997          to November 30,1996
                                         --------------------          -------------------
                                      Shares          Amount          Shares          Amount
                                      ------          ------          ------          ------
Shares sold.....................      69,870         $680,709        390,836        $3,623,996

Shares reinvested...............       5,330           51,658              -                 -

Shares redeemed.................    (116,139)      (1,159,638)       (13,191)         (124,468)
                                    ---------      -----------       --------       -----------

Net (decrease)/increase.......       (40,939)       $(427,271)       377,645        $3,499,528
                                    =========      ===========       =======        ==========

*Commencement of Operations

NOTE 5 - SECURITIES TRANSACTIONS

For the twelve months ended November 30, 1997 purchases of U.S. Treasury zero coupon securities (other than short-term securities) were $359,636. For the twelve months ended November 30, 1997 sales of US Treasury zero coupon securities (other than short-term securities) were $524,294.

NOTE 6 - CESSATION OF ACTIVITY

At a meeting held on October 15, 1997, the Company's Board of Directors unanimously approved the liquidation of each of the Fund and the AIG Retiree Fund-2003 (the "Retiree Fund") series of the Company, and the subsequent dissolution of the Company. To this end the Board approved submitting a plan of liquidation and dissolution ("the Plan") to the shareholders of the Fund and the Retiree Fund for their approval. At a shareholder's meeting held on January 6, 1998, a majority of the outstanding shares of each of the Fund and the Retiree Fund approved the Plan. Accordingly, the Fund's portfolio of investments was liquidated after January 6, 1998, and it is anticipated that the Fund will be completely liquidated on or about January 31, 1998 and that the Company will be dissolved as soon as practicable thereafter. The interests of shareholders in the assets of the Fund will be fixed on the date prior to the liquidation of the Fund, and on the liquidation date the Fund will make a ratable distribution of its assets (consisting entirely of cash) to the shareholders. In connection with the Plan, the Manager and the Company executed an amended guarantee agreement on January 6, 1998, which has the effect of applying the original Manager's guarantee (described in note 1 above) to the proceeds of the liquidation. The Manager's obligations under the amended guarantee are backed by AIG. Pursuant to the amended guarantee, the Manager will cause any amount due thereunder to be paid to the Fund immediately prior to the liquidating distribution to shareholders.

                        AIG CHILDREN'S WORLD FUND - 2005


                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of AIG All Ages Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIG Children's World Fund - 2005 (one of the funds comprising AIG All Ages Funds, Inc.) as of November 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 15,1995 (commencement of operations) to November 30, 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIG Children's World Fund - 2005 of AIG All Ages Funds, Inc. as of November 30, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 15, 1995 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.


                                                        COOPERS & LYBRAND L.L.P.

New York, New York
January 9, 1998

AIG RETIREE FUND - 2003

-------------------------------------------------------------------------------

Portfolio of Investments
November 30,1997

-------------------------------------------------------------------------------


      PRINCIPAL                                                             MATURITY                                   VALUE
       AMOUNT                     DESCRIPTION                                 DATE                YIELD *            (NOTE 2A)
     ------------               -------------------                        -----------           -----------      -----------------

                      US TREASURY BONDS - 75.3%

   $     300,000      US  Zero Coupon Bond................................  11/15/03             6.52%          $          212,682
         300,000      US  Zero Coupon Bond................................  11/15/03             6.74%                     212,682
         300,000      US  Zero Coupon Bond................................  11/15/03             6.50%                     212,682
         200,000      US  Zero Coupon Bond................................  11/15/03             5.96%                     141,788
         200,000      US  Zero Coupon Bond................................  11/15/03             6.04%                     141,788
         200,000      US  Zero Coupon Bond................................  11/15/03             6.10%                     141,788
         200,000      US  Zero Coupon Bond................................  11/15/03             6.16%                     141,788
         200,000      US  Zero Coupon Bond................................  11/15/03             6.66%                     141,788
         200,000      US  Zero Coupon Bond................................  11/15/03             6.74%                     141,788
         200,000      US  Zero Coupon Bond................................  11/15/03             6.82%                     141,788
         200,000      US  Zero Coupon Bond................................  11/15/03             6.49%                     141,788
         200,000      US  Zero Coupon Bond................................  11/15/03             6.56%                     141,788
         200,000      US  Zero Coupon Bond................................  11/15/03             6.82%                     141,788
         130,000      US  Zero Coupon Bond................................  11/15/03             6.79%                      92,162
         100,000      US  Zero Coupon Bond................................  11/15/03             6.14%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.28%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.37%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.53%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.55%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.21%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.22%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.03%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             5.99%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.05%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.25%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.25%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.45%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.41%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.42%                      70,894
         100,000      US  Zero Coupon Bond................................  11/15/03             6.48%                      70,894
          60,000      US  Zero Coupon Bond................................  11/15/03             6.21%                      42,535
                                                                                                                  -----------------

                      TOTAL INVESTMENTS(COST $3,218,291***)-75.3%............................................            3,324,928
                                                                                                                  -----------------

                      Other Assets in Excess of Liabilities** - 24.7%........................................            1,088,145
                                                                                                                  -----------------
                      NET ASSETS - 100%......................................................................   $        4,413,073
                                                                                                                  =================





     *     Effective yield at time of purchase.
     **    Includes assets in First Global Equity Portfolio.
     *** For federal income tax purposes, cost is substantially the same as for financial reporting purposes with unrealized depreciation of $106,637.

               See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

-------------------------------------------------------------------------------

Statement of Assets and Liabilities
November 30, 1997

-------------------------------------------------------------------------------

ASSETS:
    Investment in securities at value (Cost $3,218,291)....................................  $    3,324,928
    Investment in Equity Portfolio at value................................................       1,087,633
    Cash...................................................................................          37,086
                                                                                               -------------
          Total Assets.....................................................................       4,449,647
                                                                                               -------------

LIABILITIES:
    Accrued administration fees............................................................          10,200
    Accrued printing fees..................................................................           6,277
    Due to Manager.........................................................................           5,942
    Accrued audit fees.....................................................................           5,000
    Accrued directors fees ................................................................           3,750
    Accrued transfer agent fees............................................................           3,468
    Accrued shareholder services fees......................................................             858
    Accrued miscellaneous fees.............................................................           1,079
                                                                                               -------------
          Total Liabilities................................................................          36,574
                                                                                               -------------

NET ASSETS.................................................................................  $    4,413,073
                                                                                               =============

COMPOSITION OF NET ASSETS:
    Capital paid in........................................................................  $    3,841,938
    Undistributed net investment income....................................................         161,790
    Undistributed net realized gain on investments
         and foreign currency transactions.................................................         172,903
    Net unrealized appreciation of investments.............................................         236,442
                                                                                               =============
NET ASSETS.................................................................................  $    4,413,073
                                                                                               =============

SHARES OUTSTANDING.........................................................................         431,128
                                                                                               =============

Net asset value and redemption price per share ($4,413,073 / 431,128 shares)...............  $        10.24
                                                                                               =============
Maximum offering price per share (Net asset value plus sales
    charge - 4.75% of maximum offering price)..............................................  $        10.75
                                                                                               =============


               See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

-------------------------------------------------------------------------------

Statement of Operations
For the year ended November 30, 1997

-------------------------------------------------------------------------------

INVESTMENT INCOME:
    Interest..................................................................................................  $      265,859
    Net Investment Loss Allocated from the Equity Portfolio...................................................          (6,077)
                                                                                                                  -------------
                                                                                                                       259,782
                                                                                                                  -------------

EXPENSES:
    Transfer agent expense....................................................................  $       46,501
    Administrative expense....................................................................          40,459
    Organization expense......................................................................          25,600
    Distribution expense......................................................................          24,927
    Registration expense......................................................................          19,739
    Directors fees ...........................................................................          15,000
    Legal expense.............................................................................          14,341
    Shareholder services expense..............................................................          14,411
    Insurance expense.........................................................................          13,071
    Printing expense..........................................................................          10,000
    Audit expense.............................................................................           8,750
    Investment advisory expense...............................................................           8,296
    Custodian expense.........................................................................             655
    Shareholder communication expense.........................................................             231
    Miscellaneous expenses....................................................................           4,498
                                                                                                  -------------

          Total expenses before reductions....................................................         246,479
                                                                                                  -------------

    Less: Expense reimbursements by Manager...................................................        (132,253)
    Less: Fees waived by Administrator........................................................         (13,500)
    Less: Fees waived by Transfer Agent.......................................................         (12,375)
    Less: Advisory fee waived by Manager......................................................          (8,296)
                                                                                                  -------------

         Total fee waivers and expense reimbursements by the Manager and Administrator........        (166,424)
                                                                                                  -------------

    Net expenses...............................................................................................         80,055
                                                                                                                  -------------

           Net Investment Income...............................................................................        179,727
                                                                                                                  -------------


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain on investments and foreign currency transactions
     from the Equity Portfolio.................................................................................        147,045
    Net realized gain on investments from the Fund.............................................................         21,241
    Net change in  unrealized appreciation on investments and foreign
     currency transactions from the Equity Portfolio...........................................................         37,231
    Net change in unrealized appreciation of investments from the Fund.........................................        (71,111)
                                                                                                                  -------------
            Net realized and unrealized gain on investments and
             foreign currency transactions.....................................................................        134,406
                                                                                                                  -------------

                    Net Increase in Net Assets Resulting from Operations....................................... $      314,133
                                                                                                                  =============

              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

-------------------------------------------------------------------------------

Statements of Changes in Net Assets

-------------------------------------------------------------------------------

                                                                                     For the year               Period from
                                                                                         ended               April 17, 1996* to
                                                                                   November 30, 1997         November 30, 1996
                                                                                 ---------------------     -----------------------
OPERATIONS:
    Net investment income........................................................$            179,727        $            53,901
    Net realized gain on investments and foreign currency transactions
         from the Equity Portfolio................................................            147,045                     26,992
    Net realized gain on investments from the Fund................................             21,241                        ---
    Net change in unrealized appreciation on investments and foreign
         currency transactions from the Equity Portfolio..........................             37,231                     92,574
    Net change in unrealized (depreciation) appreciation on
           investments from the Fund..............................................            (71,111)                   177,748
                                                                                    ------------------         ------------------
          Net Increase in Net Assets Resulting from Operations....................            314,133                    351,215
                                                                                    ------------------         ------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Dividends from net investment income..........................................            (65,949)                       ---
    Distributions from net realized gain..........................................            (28,264)                       ---
                                                                                    ------------------         ------------------
         Total dividends and distributions to shareholders........................            (94,213)                       ---
                                                                                    ------------------         ------------------

FUND SHARE TRANSACTIONS:
    Net proceeds from shares subscribed...........................................          1,284,702                  6,041,162
    Net proceeds from shares reinvested...........................................             23,407                        ---
    Cost of shares redeemed.......................................................         (3,191,080)                  (316,253)
                                                                                   ------------------         ------------------
          Net (Decrease) Increase in Net Assets Resulting from Fund
           Share Transactions.....................................................         (1,882,971)                 5,724,909
                                                                                   ------------------         ------------------

                 Total (Decrease) Increase in Net Assets..........................         (1,663,051)                 6,076,124

Net assets at the beginning of the period.........................................          6,076,124                        ---
                                                                                   ------------------         ------------------


NET ASSETS at the end of the period (including undistributed.
 net investment income of $161,790 and $51,969 in 1997 and 1996, respectively).... $        4,413,073        $         6,076,124
                                                                                   ==================         ==================

-------------

*Commencement of Operations

               See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003

-------------------------------------------------------------------------------

Financial Highlights

-------------------------------------------------------------------------------

                                                                        For the year                   Period from
                                                                           ended                    April 17, 1996* to
                                                                     November 30, 1997              November 30, 1996
                                                                     -----------------             ---------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period.............................  $               9.85          $              9.15
                                                                     ------------------           ------------------

Income from investment operations:
    Net investment income........................................                  0.44                         0.09
    Net realized and unrealized gain on investments .............                  0.11                         0.61
                                                                     ------------------           ------------------
           Total income from investment operations...............                  0.55                         0.70
                                                                     ------------------           ------------------

Dividends and distributions to shareholders:
    Dividends from net investment income.........................                 (0.11)                        ---
    Distributions from net realized gain.........................                 (0.05)                        ---
                                                                     ------------------           ------------------
           Total dividends and distributions to shareholders.....                 (0.16)                        ---
                                                                     ------------------           ------------------

Net asset value, end of period...................................  $              10.24          $             9.85
                                                                     ==================           ==================

TOTAL RETURN (a).................................................                  5.70%                       7.65%

RATIOS / SUPPLEMENTAL DATA:
Net assets, end of period (000's)................................  $              4,413          $             6,076

Ratio of expenses to average net assets .........................                  7.65%                      12.95% (b)
Ratio of expenses to average net assets (net of fee waivers and
expense reimbursements)                                                            1.95%                       1.95% (b)

Ratio of net investment loss to average net assets ..............                 (2.58%                      (8.04%)(b)
Ratio of net investment income to average net assets (net of fee
waivers and expense reimbursements)                                                3.12%                       2.96% (b)

Portfolio turnover rate .........................................                 12.12%                       0.00%

--------------

*Commencement of Operations
(a) Calculated without deduction of sales charges.
(b) Annualized.

              See Accompanying Notes to the Financial Statements.

AIG RETIREE FUND - 2003
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 1 - ORGANIZATION

AIG All Ages Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The Company was incorporated in Maryland on April 4, 1995 and commenced operations on December 15, 1995. At November 30, 1997, the Company operated as a series company comprising two funds. The accompanying financial statements and notes are those of the AIG Retiree Fund - 2003 (the "Fund") only.

Shares of the Fund were offered to investors only through September 30, 1997 (the "Offering Period") and since that date, the Fund has been closed to new investments other than reinvestments of distributions.

The Fund has two investment objectives. The first objective is to provide a guaranteed return, on or after November 15, 2003 (the "Maturity Date"), of the full amount originally invested (including any sales charges paid) by each shareholder who has reinvested all dividends and distributions, which the Fund pursues through investment of a portion of its assets in U.S. Treasury zero coupon securities, combined with further assurance from a guarantee by AIG Capital Management Corp., the Fund's investment adviser (the "Manager"). The Manager's obligations under its guarantee are backed by its parent, American International Group, Inc. ("AIG").

The Fund's second objective is to achieve total return on capital through both capital growth (realized and unrealized) and income, by investing the balance of its assets in the First Global Equity Portfolio (the "Equity Portfolio"), an open-end management investment company that invests in a globally diversified portfolio of equity securities. The Fund and the Equity Portfolio constitute a two-tier master-feeder structure. The value of the Fund's investment in the Equity Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest of 47.48% in the net assets of the Equity Portfolio at November 30, 1997. The financial statements of the Equity Portfolio, including its portfolio of investments, are included within this report and should be read in conjunction with the Fund's financial statements.

AIG RETIREE FUND - 2003
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a)  SECURITY VALUATIONS:

U.S. Treasury zero coupon securities are valued at the last reported bid price. During the Offering Period, they had been valued at the average of the last reported bid and ask prices. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates market value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis. The valuation of the Fund's investment in the Equity Portfolio is discussed in Note 2a of the Equity Portfolio's financial statements.

b)  INVESTMENT INCOME AND SECURITY TRANSACTIONS:

Security transactions of the Fund are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium on U.S. Treasury zero coupon securities, is accrued daily. The Fund records its pro-rata share of investment income, expenses and realized and unrealized gains and losses recorded by the Equity Portfolio on a daily basis. Expenses common to all funds within the Company are allocated among the funds on the basis of average net assets.

c)  DIVIDENDS AND DISTRIBUTIONS:

The Fund declares and pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles, therefore, the Fund may periodically make re-classifications among certain of its capital accounts as a result of timing and characterization of certain income and capital gains
distributions.   On November 30, 1997,  the Fund decreased undistributed net investment income by $3,957 and increased undistributed net realized capital gain on investments and foreign currency transactions by $3,957. These differences are due to the reclassification of realized losses on foreign currency contracts to ordinary income.

AIG RETIREE FUND - 2003
___________________________________________________________________________
Notes to Financial Statements
November 30, 1997
___________________________________________________________________________

NOTE 2 - CONTINUED

d)  FEDERAL INCOME TAXES:

The Fund has elected to be taxed as a regulated investment company and intends to comply with the requirements of the Internal Revenue Code and to distribute substantially all its taxable income to shareholders. Therefore, no federal income tax provision is required.

e)  ORGANIZATION EXPENSES:

Expenses of $32,000 incurred in connection with the organization of the Fund were being amortized on a straight line basis over a five year period beginning April 17, 1996. Due to the decision to liquidate the Fund, all remaining organizational costs were expensed in 1997. The unamortized balance of $20,243 has been reimbursed by the Manager due to the plan to liquidate the Fund, as discussed in note 6 below. The total organisation expense for the period ended November 30, 1997 was $25,600.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Fund and the Equity Portfolio in conformity with the stated objectives and policies of the Fund and the Equity Portfolio. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of the Fund (other than its interest in the Equity Portfolio) and 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee and/or reimburse the Fund's expenses to the extent that total Fund operating expenses exceed 1.95% of average daily net assets until at least March 31, 1998. For the year ended November 30, 1997, the Manager waived its entire fee as adviser and reimbursed the Fund in the aggregate amount of $140,549.

The Manager, an indirect wholly owned subsidiary of AIG, has entered into subadvisory agreements with AIG Global Investment Corp. ("AIG Global"), which is an indirect wholly owned subsidiary of AIG and is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreements, AIG Global provides investment advisory services to the Manager in respect of the management of the Fund's Treasury Securities and in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreements with AIG Global, the Manager pays AIG Global a fee which is calculated daily and paid monthly at an annual rate of 0.0825% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager.

AIG RETIREE FUND - 2003
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 3 - CONTINUED

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), an indirect wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Fund's and the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.0175% of the average daily net assets of the Fund (other than the Fund's interest in the Equity Portfolio) and 0.45% of the average daily net assets of the Equity Portfolio. These fees are funded from the management fee paid to the Manager. There have been no such fees paid through the year ended November 30, 1997.

Under the Shareholder Servicing Agreement, AIG Equity Sales Corp. (the "Distributor"), a wholly owned subsidiary of AIG, provides administrative services for the Fund's shareholders for which the Fund pays the Distributor a fee at the annual rate of up to 0.25% of average daily net assets. Under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund was authorized to pay the Distributor a distribution fee during the Offering Period only at the annualized rate of up to 0.50% of the average daily net assets of the Fund. The Plan terminated on the last day of the Offering Period.

PFPC International Ltd. serves as the Fund's administrator and accounting agent. For the year ended November 30, 1997, PFPC International Ltd. voluntarily waived an aggregate $37,442 of its fee which is inclusive of waiver amounts at the Equity Portfolio and Fund level. PFPC Inc. serves as the Fund's transfer agent and dividend disbursing agent. For the year ended November 30, 1997, PFPC Inc. voluntarily waived an aggregate $13,109 of its fee which is inclusive of waiver amounts at the Equity Portfolio and Fund level. PNC Bank, N.A. serves as custodian of the Fund's assets.

Certain directors and officers of the Company are also directors and/or officers of the Manager or Distributor. These directors and officers are paid no compensation by the Fund.

AIG RETIREE FUND - 2003
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 4 - CAPITAL SHARE TRANSACTIONS

The Company has authorized 100,000,000 shares of capital stock in the Fund with a par value of $0.001.

                                           December 1,1996                  April 17, 1996*
                                         to November 30, 1997            to November 30,1996
                                         --------------------            -------------------
                                      Shares           Amount           Shares          Amount
                                      ------           ------           ------          -------
Shares sold.....................     133,726        $1,284,702         651,040       $6,041,162

Shares reinvested...............       2,436            23,407               -                -

Shares redeemed.................    (321,821)       (3,191,080)        (34,253)        (316,253)
                                    ---------       -----------        -------         ---------

Net (decrease)/increase.......      (185,659)      $(1,882,971)        616,787       $5,724,909
                                    =========      ============        =======       ==========

*Commencement of Operations

NOTE 5 - SECURITIES TRANSACTIONS

For the twelve months ended November 30, 1997 purchases of U.S. Treasury zero coupon securities (other than short-term securities) were $697,988. For the twelve months ended November 30, 1997 sales of US Treasury zero coupon securities (other than short-term securities) were $1,788,552.

NOTE 6 - CESSATION OF ACTIVITY

At a meeting held on October 15, 1997, the Company's Board of Directors unanimously approved the liquidation of each of the Fund and the AIG Children's World Fund - 2005 (the "Children's Fund") series of the Company, and the subsequent dissolution of the Company. To this end the Board approved submitting a plan of liquidation and dissolution ("the Plan") to the shareholders of the Fund and the Children's Fund for their approval. At a shareholder's meeting held on January 6, 1998, a majority of the outstanding shares of each of the Fund and the Children's Fund approved the Plan. Accordingly, the Fund's portfolio of investments was liquidated after January 6, 1998, and it is anticipated that the Fund will be completely liquidated on or about January 31, 1998 and that the Company will be dissolved as soon as practicable thereafter. The interests of shareholders in the assets of the Fund will be fixed on the date prior to the liquidation of the Fund, and on the liquidation date the Fund will make a ratable distribution of its assets (consisting entirely of cash) to the shareholders. In connection with the Plan, the Manager and the Company executed an amended guarantee agreement on January 6, 1998, which has the effect of applying the original Manager's guarantee (described in note 1 above) to the proceeds of the liquidation. The Manager's obligations under the amended guarantee are backed by AIG. Pursuant to the amended guarantee, the Manager will cause any amount due thereunder to be paid to the Fund immediately prior to the liquidating distribution to shareholders.

                            AIG RETIREE FUND - 2003

                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS


To the Shareholders and Board of Directors of AIG All Ages Funds, Inc.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIG Retiree Fund - 2005 (one of the funds comprising AIG All Ages Funds, Inc.) as of November 30, 1997, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended, and for the period from April 17, 1996 (commencement of operations) to November 30, 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of AIG Retiree Fund - 2003 of AIG All Ages Funds, Inc. as of November 30, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended, and for the period from April 17, 1996 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.


                                                        COOPERS & LYBRAND L.L.P.

New York, New York
January 9, 1998

FIRST GLOBAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------

Portfolio of Investments
November 30, 1997

-------------------------------------------------------------------------------

                                                                                                                      VALUE
                                    DESCRIPTION                                                    SHARES           (NOTE 2A)
                                   ---------------                                               ------------     --------------

COMMON STOCKS - 90.7%

AUSTRALIA - 0.6%
     News Corp Ltd...............................................................................      2,500    $        13,377.
                                                                                                                  --------------
                                                                                                                         13,377
                                                                                                                  --------------

FRANCE - 6.0%
     Castorama Dubois Investissement.............................................................        180             21,526
     Generale des Eaux ..........................................................................        300             39,638
     Generale des Eaux Warrants , Expire 5/2/01..................................................        300                183
     Schneider...................................................................................        450             24,087
     Total SA B shares ..........................................................................        500             52,512
                                                                                                                  --------------
                                                                                                                        137,946
                                                                                                                  --------------
GERMANY - 6.9%
     Veba AG.....................................................................................      1,600             94,794
     Volkswagen AG...............................................................................        110             62,426

                                                                                                                  --------------
                                                                                                                        157,220
                                                                                                                  --------------
JAPAN - 9.4%
     Advantest...................................................................................         20              1,384
     Calsonic Corp...............................................................................      1,000              5,250
     Chiba Bank..................................................................................      2,000              7,804
     Fanuc Ltd...................................................................................        400             15,044
     Hitachi.....................................................................................      2,000             14,182
     Japan Tobacco, Inc..........................................................................          1              7,655
     Kajima Corp.................................................................................      1,000              3,291
     Kanaden Corp................................................................................      1,000              4,552
     Konami Co. Ltd..............................................................................        200              5,140
     Kuraray Co. ................................................................................      1,000              8,619
     Kyocera.....................................................................................        200              9,653
     Mitsu Mining & Smelting.....................................................................      1,000              4,145
     Mitsubishi Heavy Industries ................................................................      1,000              3,933
     Nikken Chemicals Co. Ltd....................................................................      2,000              6,582
     Nippon Chemi-Con Corp ......................................................................      2,000              6,519
     Nippon Express Co Ltd.......................................................................      2,000             10,468
     Nippon Shokubai.............................................................................      2,000             10,061
     Nippon Steel Corp...........................................................................      2,000              3,698
     Nippon Telegraph and Telephone Corp.........................................................          2             16,455
     Sanwa Bank Ltd..............................................................................      1,000             10,970
     Sony Corp...................................................................................        200             17,081

               See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------

Portfolio of Investments - Continued
November 30, 1997

-------------------------------------------------------------------------------

                                                                                                                      VALUE
                                    DESCRIPTION                                                    SHARES           (NOTE 2A)
                                   ---------------                                               ------------     --------------

JAPAN    - Continued
     Sumitomo...................................................................................       1,000    $         6,597
     Suzuki Motor Corp..........................................................................       1,000             10,891
     Takaoka Electric MFG Co. Ltd...............................................................       4,000              6,582
     Tokio Marine and Fire......................................................................       1,000              9,481
     Tokyo Electric Power Co....................................................................         200              3,589
     Toto Ltd...................................................................................         100                917
     Yuken Kogyo................................................................................       2,000              4,529
                                                                                                                  --------------
                                                                                                                        215,072
                                                                                                                  --------------

NETHERLANDS - 8.5%
     Hunter Douglas NV..........................................................................       1,000             39,790
     Koninklijke Ahold NV.......................................................................       3,000             79,982
     Royal Dutch Petroleum......................................................................       1,440             74,971
                                                                                                                  --------------
                                                                                                                        194,743
                                                                                                                  --------------

SINGAPORE - .6%
    CM Telecom Intl.............................................................................      63,000             14,175
                                                                                                                  --------------
                                                                                                                         14,175
                                                                                                                  --------------

SPAIN - 1.5%
     Corporacion Mapfre Compania.................................................................        700             34,173
                                                                                                                  --------------
                                                                                                                         34,173
                                                                                                                  --------------

SWEDEN - 1.7%
     Volvo Ser A ................................................................................      1,520             39,964
                                                                                                                  --------------
                                                                                                                         39,964
                                                                                                                  --------------

SWITZERLAND - 3.1%
     Roche Holdings AG...........................................................................          8             71,600
                                                                                                                  --------------
                                                                                                                         71,600
                                                                                                                  --------------

UNITED KINGDOM - 8.3%
     Cable and Wireless PLC .....................................................................      5,000             45,321
     Glynwed International PLC ..................................................................      6,500             25,133
     Laporte PLC.................................................................................      3,000             32,045
     National Westminster Bank...................................................................      3,500             52,954
     Vaux Group PLC .............................................................................      8,000             34,370
                                                                                                                  --------------
                                                                                                                        189,823
                                                                                                                  --------------

               See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------

Portfolio of Investments - Continued
November 30, 1997

-------------------------------------------------------------------------------

                                                                                                                      VALUE
                                    DESCRIPTION                                                    SHARES           (NOTE 2A)
                                   ---------------                                               ------------     --------------

UNITED STATES - 44.1%
     Allstate Corp...............................................................................        700    $        60,113
     Amoco Corp..................................................................................        600             54,000
     Bellsouth Corp..............................................................................        900             49,275
     Computer Associates.........................................................................      1,200             62,475
     Corning, Inc................................................................................        900             38,194
     Deere and Co................................................................................        800             43,850
     Flowers Industries, Inc.....................................................................      3,000             59,813
     General Electric Co.........................................................................        900             66,375
     General Motors Corp.........................................................................        800             48,800
     IBM.........................................................................................        500             54,781
     Medimmune, Inc..............................................................................      1,500             57,375
     Merck and Co., Inc..........................................................................        500             47,281
     Pacific Gas and Electric....................................................................      2,500             70,625
     Pepsico, Inc. ..............................................................................      1,300             47,938
     Philip Morris Co............................................................................      1,100             47,850
     Provident Life and Accident Insurance.......................................................      1,600             52,500
     Schlumberger Ltd............................................................................        600             49,387
     Time Warner, Inc............................................................................      1,000             58,250
     Union Pacific Corp..........................................................................        700             42,000
                                                                                                                  --------------
                                                                                                                      1,010,882
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,847,648) - 90.7% ...................................................                     2,078,975
Other Assets in Excess of Liabilities - 9.3%.....................................................                       211,803
                                                                                                                  --------------
NET ASSETS - 100% ...............................................................................               $     2,290,778
                                                                                                                  ==============

* For federal income tax purposes, cost is substantially the same as for financial reporting purposes and net unrealized appreciation is as follows:

           Unrealized appreciation:      $         354,387
           Unrealized depreciation:               (123,060)
                                             --------------

           Net unrealized appreciation:  $         231,327
                                             ==============


               See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities
November 30, 1997

------------------------------------------------------------------------------------------------------------------------

ASSETS:
Investment in securities at value (cost $1,847,648) .................................................    $    2,078,975
    Cash.............................................................................................           261,802
    Dividends receivable.............................................................................             5,225
                                                                                                           -------------
          Total Assets ..............................................................................         2,346,002
                                                                                                           -------------

LIABILITIES:
    Accrued administration fees......................................................................            21,084
    Accrued audit fees ..............................................................................            15,000
    Accrued directors fees ..........................................................................             7,500
    Due to Manager  .................................................................................             5,614
    Accrued custodian fees ..........................................................................             4,305
    Accrued miscellaneous fees.......................................................................             1,721
                                                                                                           -------------
           Total Liabilities.........................................................................            55,224
                                                                                                           -------------

NET ASSETS...........................................................................................    $    2,290,778
                                                                                                           =============



COMPOSITION OF NET ASSETS:
    Capital paid in..................................................................................    $    2,059,643
    Net unrealized appreciation on investments and foreign
           currency transactions.....................................................................           231,135
                                                                                                           -------------

NET ASSETS...........................................................................................    $    2,290,778
                                                                                                           =============



               See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------

Statement of Operations
For the year ended November 30, 1997

-------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends (net of foreign taxes of $4,325)..........................................................   $      48,784
                                                                                                             ------------

    EXPENSES:
    Organization expense................................................................................         163,636
    Administrative expense..............................................................................         115,513
    Investment advisory expense.........................................................................          36,330
    Directors fees .....................................................................................          30,000
    Insurance expense...................................................................................          26,142
    Audit expense.......................................................................................          15,000
    Custodian expenses..................................................................................          11,330
    Legal expense.......................................................................................           5,151
    Miscellaneous expenses..............................................................................           8,500
                                                                                                             ------------

        Total expenses before reductions................................................................         411,602
                                                                                                             ------------

    Less: Expense reimbursements by Manager.............................................................        (265,846)
    Less: Fees waived by Administrator..................................................................         (48,887)
    Less: Advisory fees waived by Manager...............................................................         (36,330)
                                                                                                             ------------

         Total fee waivers and expense reimbursements by the Manager and Administrator..................        (351,063)
                                                                                                             ------------

    Net expenses........................................................................................          60,539
                                                                                                             ------------

             Net Investment Loss .......................................................................         (11,755)
                                                                                                             ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain on investments....................................................................         222,385
    Net realized loss on foreign currency transactions..................................................          (7,616)
    Net change in unrealized appreciation on investments................................................          51,196
    Net change in unrealized appreciation on foreign currency transactions..............................            (395)
                                                                                                             ------------
             Net realized and unrealized gain on investments and foreign
                currency transactions...................................................................         265,570
                                                                                                             ------------

                     Net Increase in Net Assets Resulting from Operations...............................   $     253,815
                                                                                                             ============

               See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

-------------------------------------------------------------------------------

Statements of Changes in Net Assets

-------------------------------------------------------------------------------

                                                                                     For the year                 Period from
                                                                                         ended               December 15, 1995* to
                                                                                   November 30, 1997           November 30, 1996
                                                                                   -----------------         ----------------------
OPERATIONS:
    Net investment loss.......................................................  $             (11,755)     $                (4,634)
    Net realized gain on investments..........................................                222,385                       63,546
    Net realized loss on foreign currency transactions........................                 (7,616)                      (4,366)
    Net change  in unrealized appreciation on investments.....................                 51,196                      180,131
    Net change in unrealized (depreciation) appreciation on
             foreign currency transactions....................................                   (395)                         203
                                                                                  --------------------       ----------------------
            Net Increase in Net Assets Resulting from Operations..............                253,815                      234,880
                                                                                  --------------------       ----------------------

CAPITAL TRANSACTIONS:
    Proceeds from Capital Invested............................................                197,300                    2,749,510
    Value of Capital Withdrawn................................................             (1,245,727)                         ---
                                                                                  --------------------       ----------------------
          Net (Decrease) Increase in Net Assets Resulting from Fund
           Share Transactions.................................................             (1,048,427)                   2,749,510
                                                                                  --------------------       ----------------------

             Total (Decrease) Increase in Net Assets .........................               (794,612)                   2,984,390

Net assets at the beginning of the period.....................................              3,085,390                      101,000
                                                                                  --------------------       ----------------------

NET ASSETS       at the end of the period.....................................  $           2,290,778      $             3,085,390
                                                                                  ====================       ======================

-----------------

*Commencement of Operations

              See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO

------------------------------------------------------------------------------------------------------------------

Financial Highlights

------------------------------------------------------------------------------------------------------------------



                                                                         For the year            Period from
                                                                             ended            December 15, 1995* to
                                                                       November 30, 1997        November 30, 1996
                                                                       -----------------        -----------------
Net assets, end of period (000's) ................................   $        2,291         $         3,085

Ratio of expenses to average net assets (a)............................      13.61%                  27.74%  (a)
Ratio of expenses to average net assets (a) (net of fee waivers and
expense reimbursements)                                                       2.00%                   2.00%  (a)

Ratio of net investment loss to average net assets ...............         ((12.00%)                (25.03%) (a)
Ratio of net investment loss to average net assets (net of fee
waivers and expense reimbursements)                                          (0.39%)                 (0.44%) (a)

Portfolio turnover rate (b).......................................           64.70%                  26.31%

Average commission rate paid (c)..................................   $       0.0054         $         0.0069


--------------


*Commencement of Operations.
(a) Annualized.
(b) This figure is calculated for the period during which there were equity holdings.
(c) Represents total commissions paid on portfolio securities divided by the total number of shares purchased and sold on which commissions are charged.


               See Accompanying Notes to the Financial Statements.

FIRST GLOBAL EQUITY PORTFOLIO
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 1 - ORGANIZATION

First Global Equity Portfolio (the "Equity Portfolio"), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Equity Portfolio was organized on June 26, 1995 and commenced operations on December 15, 1995.

The investment objective of the Equity Portfolio is to achieve total return on capital through both capital growth (realized and unrealized) and income. The Equity Portfolio seeks to achieve this objective by making investments in securities of issuers from around the world.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Equity Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

All the net investment income and unrealized and realized gains and losses from securities and foreign currency transactions of the Equity Portfolio are allocated pro-rata amongst the investors in the Equity Portfolio at the time of such determination.

a)  SECURITY VALUATIONS:

Securities traded on a foreign exchange or over-the-counter market are valued at the last sales price on the primary exchange or market in which they are traded. Securities for which there are no recent sales transactions are valued based on quotations provided by primary market makers in such securities. Any securities for which recent market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Trustees of the Equity Portfolio. Short-term securities with less than sixty days remaining to maturity when acquired are valued at amortized cost, which approximates value. Short-term securities with more than sixty days remaining to maturity are valued at current market value until the sixtieth day prior to maturity, and are then valued on an amortized cost basis.

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FIRST GLOBAL EQUITY PORTFOLIO
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 2 - CONTINUED

b)   INVESTMENT INCOME AND SECURITY TRANSACTIONS:

     Security transactions of the Equity Portfolio are accounted for on a trade date basis. Realized gains and losses on securities transactions are determined on the identified cost basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date.

c)   FOREIGN CURRENCY TRANSACTIONS:

     The Equity Portfolio's investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each day into U.S. dollars based upon currency exchange rates determined prior to the close of the New York Stock Exchange. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Equity Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in net realized and unrealized gains or losses on securities.

     The Equity Portfolio may enter into forward foreign currency exchange contracts to fix the U.S. dollar value of a security it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. A forward foreign currency exchange contract is an agreement to purchase or sell a specific currency at a future date and at a price set at the time the contract is entered into.

     The Equity Portfolio is not required to enter into forward contracts with regard to settlement of its foreign currency-denominated securities and will not do so unless deemed appropriate by AIG Capital Management Corp. (the "Manager") or AIG Global Investment Corp. ("AIG Global"), the subadvisor. Forward foreign currency exchange contracts do not eliminate fluctuations in the underlying price of the securities. They simply establish a rate of exchange at a future date. Additionally, although such contracts tend to minimize the risk of loss due to fluctuations in the value of the currency being traded, at the same time, they tend to limit any potential gain which might result from an increase in the value of that currency. With respect to forward foreign currency exchange contracts, losses in excess of amounts recognized in the statement of assets and liabilities may arise due to changes in value of the foreign currency or if the counterparty does not perform under the contract.

FIRST GLOBAL EQUITY PORTFOLIO
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 2 - CONTINUED

d)   FEDERAL INCOME TAXES:

The Equity Portfolio will be classified as a partnership for United States federal income tax purposes. As a consequence, the Equity Portfolio itself will not be subject to United States federal income tax, but each investor in the Equity Portfolio will be required to take into account its distributive share of items of partnership income, gain, loss, deduction and credit substantially as though such items had been realized directly by the investor and without regard to whether any distribution from the Equity Portfolio has been or will be received.

e)   ORGANIZATION EXPENSES:

Expenses of $204,545 incurred in connection with the organization of the Equity Portfolio were being amortized on a straight line basis over a five year period beginning December 15, 1995. Due to the decision to liquidate the Fund, all remaining organizational costs were expensed in 1997. The unamortized balance of $127,617 has been reimbursed by the Manager due to the plan to liquidate the Equity Portfolio, as discussed in note 5 below. The total organisation expense for the period ended November 30, 1997 was $163,636.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Manager, an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets of the Equity Portfolio in conformity with its stated objectives and policies. For its services, the Manager is entitled to a fee calculated daily and paid monthly, at an annual rate of 1.20% of the average daily net assets of the Equity Portfolio. The Manager has voluntarily agreed to waive its management fee or reimburse the Equity Portfolio's expenses to the extent that its total operating expenses exceed 2.00% of average daily net assets for a limited period. For the year ended November 30, 1997, the Manager waived its entire fee as adviser and reimbursed the Equity Portfolio in the aggregate amount of $302,176.

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FIRST GLOBAL EQUITY PORTFOLIO
______________________________________________________________________________
Notes to Financial Statements
November 30, 1997
______________________________________________________________________________

NOTE 3 - CONTINUED

The Manager has entered into a subadvisory agreement with AIG Global, an indirect wholly owned subsidiary of AIG which is registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Pursuant to its subadvisory agreement, AIG Global provides investment advisory services to the Manager in respect of the management of the assets of the Equity Portfolio and officers of AIG Global provide representation on the Manager's Investment Committee. Under the subadvisory agreement, the Manager is required to pay AIG Global a fee at an annual rate of 0.15% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager. There have been no such fees paid through the year ended November 30, 1997.

The Manager was previously party to a subadvisory agreement with AIG Global Investment Corp. (Europe) Ltd., ("AIG Global Europe"), an indirect wholly owned subsidiary of AIG. Effective May 28, 1996, AIG Global Europe deregistered under the Advisers Act and the subadvisory agreement was replaced with a service agreement pursuant to which AIG Global Europe agreed to provide investment advisory services.

The Manager serves as the Equity Portfolio's investment adviser and is responsible for the management of the assets and review and supervision of the investment program. In addition to the subadvisory agreements, the Manager has entered into service agreements with certain affiliates, including AIG Global Europe, whereby such affiliates provide investment advisory services under the direction of the Manager. Certain officers of these affiliates provide representation on the Manager's Investment Committee. Under the terms of the service agreements, the Manager is required to pay the service providers a total combined fee at an annual rate of 0.45% of the average daily net assets of the Equity Portfolio. These fees are paid from the management fee paid to the Manager. There have been no such fees paid through the year ended November 30, 1997.

PFPC International Ltd. serves as the Equity Portfolio's administrator and accounting agent. For the year ended November 30, 1997, PFPC International Ltd. voluntarily waived $50,387. State Street Bank and Trust Company serves as custodian of the Equity Portfolio's assets.

Certain trustees and officers of the Equity Portfolio are also directors and/or officers of the Manager. These trustees and officers are paid no compensation by the Equity Portfolio.

FIRST GLOBAL EQUITY PORTFOLIO
__________________________________________________________________________
Notes to Financial Statements
November 30, 1997
__________________________________________________________________________

NOTE 4 - SECURITIES TRANSACTIONS

For the year ended November 30, 1997, purchases of portfolio securities (other than short-term securities) were $1,956,534. Sales of portfolio securities were $3,208158.

NOTE 5 - CESSATION OF ACTIVITY

It is anticipated that the Equity Portfolio will cease operations during 1998. During 1998, each of the AIG Children's World Fund-2005 and the AIG Retiree Fund-2003, each of which is a separate series of a registered investment company, withdrew their investment from the Equity Portfolio pursuant to actions duly taken by their Board of Directors and shareholders. Immediately prior to these redemptions, the interests of those two investors represented approximately 99.95% of the Equity Portfolio. During January, 1998, AIG Asset Management Services, Inc. became the sole shareholder of the Equity Portfolio, and has informed the Board of Trustees that it anticipates taking all necessary actions to effect the liquidation of the remainder of the Equity Portfolio's portfolio and the subsequent dissolution of the Equity Portfolio during 1998.

                         FIRST GLOBAL EQUITY PORTFOLIO


                                   REPORT OF
                            INDEPENDENT ACCOUNTANTS


To the Holders of Beneficial Interest and Board of Trustees of First Global Equity Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of First Global Equity Portfolio as of November 30, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 15, 1995 (commencement of operation) to November 30, 1996. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of First Global Equity Portfolio as of November 30, 1997, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 15, 1995 (commencement of operations) to November 30, 1996, in conformity with generally accepted accounting principles.


                                                        COOPERS & LYBRAND L.L.P.

New York, New York
January 8, 1998

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